Cryptocurrencies - Summary of Carrying Values of Cryptocurrencies (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Cryptocurrency	$ 712	$ 540
Cryptocurrencies [Member] | Bitcoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Cryptocurrency	711	523
Cryptocurrencies [Member] | Ethereum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Cryptocurrency	$ 1	9
Cryptocurrencies [Member] | Litecoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Cryptocurrency		$ 8